S000095313 [Member] Expense Example - S000095313 [Member] - C000264032 [Member]	Sep. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	$ 103